Stockholders' Equity - Stock Incentive Plans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 shares	Dec. 31, 2015 Plan shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employee equity incentives plans | Plan		2
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued (in shares)	446,000	830,000
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		4,500,000.0
2011 Plan | Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum award vesting period		4 years
2011 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum award vesting period		4 years
Stock option expiration period		10 years